AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 5, 2008.

SECURITIES ACT FILE NO. 333-153117

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER
THE SECURITIES ACT OF 1933
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 1	☒

LEGG MASON PARTNERS INCOME TRUST

(EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

55 WATER STREET, NEW YORK, NY 10041

(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

1-800-451-2010

(REGISTRANT’S AREA CODE AND TELEPHONE NUMBER)

R. JAY GERKEN

LEGG MASON & CO., LLC

620 EIGHTH AVENUE

NEW YORK, NY 10018

(NAME AND ADDRESS OF AGENT FOR SERVICE)

WITH COPIES TO:

ROGER P. JOSEPH, ESQ.	ROBERT I. FRENKEL, ESQ.
BINGHAM McCUTCHEN LLP	LEGG MASON & CO., LLC
ONE FEDERAL STREET	100 FIRST STAMFORD PLACE
BOSTON, MA 02110	STAMFORD, CT 06902

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after this Registration Statement is declared effective.

It is proposed that this filing become effective December 5, 2008 pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

TITLE OF SECURITIES BEING REGISTERED:

Class A shares and Class I shares

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, as amended, pursuant to Section 24(f) under the Investment Company Act of 1940, as amended; accordingly, no fee is payable herewith because of reliance upon Section 24(f).

Part A-Prospectus/Proxy Statement and Part B-Statement of Additional Information are incorporated by reference to the Registrant’s Registration Statement on Form N-14 as filed with the Securities and Exchange Commission on August 21, 2008.

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Article IX of the Registrant’s Declaration of Trust, which is incorporated herein by reference.

Reference is hereby made to paragraph 10 of the Distribution Agreement between the Registrant and LMIS.

The Directors and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended.

ITEM 16. EXHIBITS

Unless otherwise noted, all references are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the Securities and Exchange Commission (the “SEC”) on March 13, 1985 (File Nos. 2-96408 and 811-4254).

(1)(a) The Registrant’s Declaration of Trust dated as of October 2, 2006 is incorporated by reference to Post-Effective Amendment No. 84 to the Registrant’s Registration Statement as filed with the SEC on April 13, 2007 (“Post-Effective Amendment No. 84”).

(1)(b) Designation of Series of Shares of Beneficial Interests of the Registrant effective as of February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 84.

(1)(c) Amended and Restated Designation of Series of Shares of Beneficial Interest of the Registrant, effective as of August 14, 2007, and Amended and Restated Designation of Classes, effective as of November 13, 2007, is incorporated herein by reference to Post-Effective Amendment No. 99 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on March 14, 2008 (“Post-Effective Amendment No. 99”).

1(d) Amended and Restated Designation of Series of Shares of Beneficial Interests in the Registrant, effective as of November 2008, and Amended and Restated Designation of Classes, effective as of November 2008, is incorporated by reference to Post-Effective Amendment No. 118 to the Registrant’s Registration Statement as filed with the SEC on November 19, 2008 (“Post-Effective Amendment No. 118”).

(2) The Registrant’s By-Laws dated October 4, 2006 are incorporated by reference to Post-Effective Amendment No. 84.

(3) Not Applicable.

(4) The form of Plan of Reorganization is included in Part A to the Registration Statement on Form N-14 filed on August 21, 2008.

(5) Not Applicable.

(6)(a) Management Agreement between the Registrant, on behalf of Legg Mason Partners Government Securities Fund, and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on June 27, 2007 (“Post-Effective Amendment No. 85”).

(6)(b) Management Agreement between the Registrant, on behalf of Legg Mason Partners Intermediate-Term U.S. Government Fund, and LMPFA dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(6)(c) Subadvisory Agreement between LMPFA and Western Asset Management Company (“WAM”) with respect to Legg Mason Partners Government Securities Fund dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(6)(d) Subadvisory Agreement between LMPFA and WAM with respect to Legg Mason Partners Intermediate-Term U.S. Government Fund dated April 13, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(7) Distribution Agreement between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on September 20, 2006 (“Post-Effective Amendment No. 75”).

8(a) Amended and Restated Trustee Retirement Plan relating to certain funds dated as of January 1, 2005 (the “General Retirement Plan”), is incorporated herein by reference to Post-Effective Amendment No. 78 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on January 8, 2007 (“Post-Effective Amendment No. 78”).

(8)(b) Emeritus Retirement Plan relating to certain funds established effective, as of January 1, 2007, is incorporated herein by reference to Post-Effective Amendment No. 78.

(9)(a) Custodian Services Agreement with State Street Bank and Trust Company (“State Street”) dated January 1, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(9)(b) Letter Agreement amending the Custodian Services Agreement with State Street dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(10)(a) Shareholder Services and Distribution Plan pursuant to Rule 12b-1 of the Registrant, on behalf of Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners California Municipals Fund, Legg Mason Partners Core Bond Fund, Legg Mason Partners Core Plus Bond Fund, Legg Mason Partners Strategic Income Fund, Legg Mason Partners Global High Yield Bond Fund, Legg Mason Partners Global Income Fund, Legg Mason Partners Government Securities Fund, Legg Mason Partners High Income Fund, Legg Mason Partners Global Inflation Management Fund, Legg Mason Partners Intermediate Maturity California Municipals Fund, Legg Mason Partners Intermediate Maturity New York Municipals Fund, Legg Mason Partners Intermediate-Term Municipals Fund, Legg Mason Partners Investment Corporate Bond Fund, Legg Mason Partners Managed Municipals Fund, Legg Mason Partners Massachusetts Municipals Fund, Legg Mason Partners Municipal High Income Fund, Legg Mason Partners New Jersey Municipals Fund, Legg Mason Partners New York Municipals Fund, Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners Pennsylvania Municipals Fund, Legg Mason Partners Short Duration Municipal Income Fund, Legg Mason Partners Short/Intermediate U.S. Government Fund and Legg Mason Partners Short-Term Investment Grade Bond Fund, Western Asset Emerging Markets Debt Portfolio and Western Asset Global High Yield Bond Portfolio, dated February 6, 2007, as amended November 2008, is incorporated herein by reference to Post-Effective Amendment No. 118.

(10)(b) Rule 18f-3(d) Multiple Class Plan of the Registrant dated February 6, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(11) Opinion and Consent of Venable LLP as to the legality of the securities being registered is incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 filed on August 21, 2008.

(12) Final Opinion of Bingham McCutchen LLP supporting tax matters and consequences to shareholders discussed in the Proxy Statement/Prospectus is filed herewith.

(13)(a) Transfer Agency and Services Agreement with PNC Global Investment Servicing (U.S.), Inc. (formerly PFPC Inc.) dated January 1, 2006 is incorporated herein by reference to Post-Effective Amendment No. 75.

(13)(b) Letter Agreement amending the Transfer Agency and Services Agreement with PNC Global Investment Servicing (U.S.), Inc. (formerly PFPC Inc.) dated April 9, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(13)(c) Form of License Agreement between the Registrant and Legg Mason Properties, Inc. is incorporated herein by reference to Post-Effective Amendment No. 77 to the Registrant’s Registration Statement on Form N-1A as filed with the SEC on November 30, 2006.

(13)(d) Amended and Restated Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners Government Securities Fund dated February 2, 2007 is incorporated herein by reference to Post-Effective Amendment No. 85.

(13)(e) Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners Government Securities Fund effective as of December 5, 2008 is filed herewith.

(14) Consent of KPMG LLP, Independent Registered Public Accounting Firm, is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on August 21, 2008.

(15) Not Applicable.

(16) Power of Attorney dated August 12, 2008 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on August 21, 2008.

(17)(a) Form of Proxy Card is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on August 21, 2008.

(17)(b) The Prospectus and Statement of Additional Information of Legg Mason Partners Intermediate-Term U.S. Government Fund dated April 28, 2008 and as supplemented May 15, 2008 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on August 21, 2008.

(17)(c) The Prospectus and Statement of Additional Information of Legg Mason Partners Government Securities Fund dated April 28, 2008 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on August 21, 2008.

(17)(d) The Annual Report of Legg Mason Partners Intermediate-Term U.S. Government Fund for the year ended December 31, 2007 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on August 21, 2008.

(17)(e) The Annual Report of Legg Mason Partners Government Securities Fund for the year ended December 31, 2007 is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on August 21, 2008.

(17)(f) Code of Ethics of Citigroup Asset Management—North America (adopted by LMPFA), as amended September 13, 2005, is incorporated herein by reference to Post-Effective Amendment No. 75.

(17)(g) Code of Ethics of LMIS dated December 1, 2005 is incorporated herein by reference to Post-Effective Amendment No. 75.

(17)(h) Code of Ethics of WAM as of February 2005 is incorporated herein by reference to Post-Effective Amendment No. 75.

ITEM 17. UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended (the “1933 Act”) [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other terms of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to this Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant certifies that it meets all of the requirements for effectiveness of the Amendment to the Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act and has duly caused this Amendment to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York, State of New York, on the 5th day of December, 2008.

LEGG MASON PARTNERS INCOME TRUST, on behalf of its series

Legg Mason Partners Government Securities Fund

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

As required by the Securities Act, this Amendment has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ R. Jay Gerken R. Jay Gerken	President, Principal Executive Officer and Trustee	December 5, 2008

/s/ Frances M. Guggino Frances M. Guggino	Treasurer and Chief Financial Officer	December 5, 2008

/s/ Elliott J. Berv* Elliott J. Berv	Trustee	December 5, 2008

/s/ A. Benton Cocanougher* A. Benton Cocanougher	Trustee	December 5, 2008

/s/ Jane F. Dasher* Jane F. Dasher	Trustee	December 5, 2008

/s/ Mark T. Finn* Mark T. Finn	Trustee	December 5, 2008

/s/ Rainer Greeven* Rainer Greeven	Trustee	December 5, 2008

/s/ Stephen R. Gross* Stephen R. Gross	Trustee	December 5, 2008

/s/ Richard E. Hanson, Jr.* Richard E. Hanson, Jr.	Trustee	December 5, 2008

/s/ Diana R. Harrington* Diana R. Harrington	Trustee	December 5, 2008

/s/ Susan M. Heilbron* Susan M. Heilbron	Trustee	December 5, 2008

/s/ Susan B. Kerley* Susan B. Kerley	Trustee	December 5, 2008

/s/ Alan G. Merten* Alan G. Merten	Trustee	December 5, 2008

/s/ R. Richardson Pettit* R. Richardson Pettit	Trustee	December 5, 2008

*By:	/s/ R. Jay Gerken
R. Jay Gerken

*	Attorney-in-Fact, pursuant to Power of Attorney dated February 12, 2008.

EXHIBIT INDEX

EXHIBIT NO.	EXHIBITS
12	Final opinion of Bingham McCutchen LLP supporting the tax matters and consequences to shareholders discussed in the Prospectus/Proxy Statement.

(13)(e)	Second Amended and Restated Fee Waiver and Expense Reimbursement Agreement for Legg Mason Partners Government Securities Fund.